FEDERAL HOME LOAN BANK STOCK (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
FEDERAL HOME LOAN BANK (FHLB) STOCK [Abstract]
Federal Home Loan Bank stock, at cost	$ 6,564	$ 7,010